POST EMPLOYMENT BENEFITS (Details Narrative)	Dec. 31, 2021
Statement [Line Items]
Discount Rate	1.75%
2020[Member]
Statement [Line Items]
Medical cost rate	4.09%
Dental cost rate	4.50%
Per Year By 2026 [Member]
Statement [Line Items]
Medical cost rate	5.30%
Dental cost rate	5.30%
Per Year From 2026 To 2030 [Member]
Statement [Line Items]
Medical cost rate	5.30%
Dental cost rate	5.30%
Per Year From 2031 Through To 2041 [Member]
Statement [Line Items]
Medical cost rate	4.05%
Dental cost rate	4.05%